Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended
Oct. 15, 2020 USD ($) shares
Federal Depository Insurance Coverage limit | $	$ 250,000
Over-Allotment Option [Member]
Aggregate common shares	5,750,000
Over-Allotment Option [Member] | Underwriters [Member]
Aggregate common shares	187,500